Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay vs. Performance

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)	Value of Initial Fixed $100 Investment Based On: (4)		Net Income ($)(5) (000’s)	Return on Average Assets(6)
					Total Shareholder Return ($)(4)	Peer Group Total Shareholder Return ($)(4)
2025	$969,335	$913,080	$350,738	$331,843	$126	$146	$33,309	0.99%
2024	$910,158	$1,004,203	$394,005	$415,696	$142	$137	$25,938	0.78%
2023	$701,875	$666,819	$337,707	$322,661	$118	$116	$22,787	0.71%
2022	$753,619	$708,932	$380,612	$361,563	$125	$120	$32,515	1.17%
2021	$717,791	$811,841	$372,176	$413,630	$146	$143	$23,495	1.05%

(1)	Lars B. Eller was the Registrant’s PEO for each of the 2025, 2024, 2023, 2022 and 2021 fiscal years.
(2)
For the 2021, 2022 and 2023 fiscal years, the Registrant’s Non-PEO NEOs were: Barbara J. Britenriker; Rex D. Rice; and Benet S. Rupp. For the 2024 fiscal year, the Registrant’s Non-PEO NEOs were: Barbara J. Britenriker; David R. Gerken, Eric D. Faust and Shalini Singhal. Rex D. Rice and Benet S. Rupp both retired during 2024. For the 2025 fiscal year, the Registrants Non-PEO NEOs were: Barbara J. Britenriker, David R. Gerken, Eric D. Faust and Andrew S. Baker. Andrew S. Baker replaced Shalini Singhal based on additional responsibility as Chief Strategy Officer and compensation level.

(3)	The amounts disclosed reflect the amounts listed in the Compensation Actually Paid Adjustments Table presented below.
(4)
Computed based upon a hypothetical investment of $100 in common stock on December 31, 2020 with dividends paid reinvested and compared to the Company’s Peer Group Total Shareholder Return which is the Nasdaq Bank Index.

(5)	As reported on Registrant’s Consolidated Statements of Income for the applicable reporting year, as provided under Part II Item 8 of Registrant’s Annual Report on Form 10-K.
(6)
Reflects the Company’s return on average assets (ROAA), which in the Company’s assessment represents the most important financial performance measure (not otherwise required to be disclosed in the table) used to link compensation actually paid NEOs. ROAA is a common performance metric used in the banking industry to show how efficiently a company uses its assets to generate profits and represents the ratio resulting from dividing the Company’s net income by its average total assets for the period.

	2025		2024		2023		2022		2021
Adjustment	PEO ($)	Non-PEO NEOs ($)	PEO ($)	Non-PEO NEOs ($)	PEO ($)	Non-PEO NEOs ($)	PEO ($)	Non-PEO NEOs ($)	PEO ($)	Non-PEO NEOs ($)
Less Grant date value of equity awards	(109,148)	(50,732)	(129,440)	(39,648)	(124,320)	(50,937)	(122,560)	(48,003)	(68,100)	(30,267)
Year-end fair value of current year award	103,075	47,909	166,834	39,610	119,040	48,782	108,720	42,582	98,490	43,762
Year-over-year change in fair value of unvested awards	(54,209)	(17,156)	40,920	16,432	(16,660)	(6,902)	(33,900)	(14,974)	58,980	26,053
Change in value of awards vesting during the current year	(10,800)	(4,230)	2,250	1,000	(23,910)	(10,494)	(4,290)	(1,907)		(800)
Dividends paid on unvested awards	14,827	5,314	13,481	4,297	10,794	4,505	7,343	3,253	4,680	2,706
Total adjustments	(56,255)	(18,895)	94,045	21,691	(35,056)	(15,046)	(44,687)	(19,049)	94,050	41,454

Company Selected Measure Name	return on average assets
Named Executive Officers, Footnote
(1)	Lars B. Eller was the Registrant’s PEO for each of the 2025, 2024, 2023, 2022 and 2021 fiscal years.
(2)
For the 2021, 2022 and 2023 fiscal years, the Registrant’s Non-PEO NEOs were: Barbara J. Britenriker; Rex D. Rice; and Benet S. Rupp. For the 2024 fiscal year, the Registrant’s Non-PEO NEOs were: Barbara J. Britenriker; David R. Gerken, Eric D. Faust and Shalini Singhal. Rex D. Rice and Benet S. Rupp both retired during 2024. For the 2025 fiscal year, the Registrants Non-PEO NEOs were: Barbara J. Britenriker, David R. Gerken, Eric D. Faust and Andrew S. Baker. Andrew S. Baker replaced Shalini Singhal based on additional responsibility as Chief Strategy Officer and compensation level.

Peer Group Issuers, Footnote
(4)
Computed based upon a hypothetical investment of $100 in common stock on December 31, 2020 with dividends paid reinvested and compared to the Company’s Peer Group Total Shareholder Return which is the Nasdaq Bank Index.

PEO Total Compensation Amount	$ 969,335	$ 910,158	$ 701,875	$ 753,619	$ 717,791
PEO Actually Paid Compensation Amount	$ 913,080	1,004,203	666,819	708,932	811,841
Adjustment To PEO Compensation, Footnote
(3)	The amounts disclosed reflect the amounts listed in the Compensation Actually Paid Adjustments Table presented below.

	2025		2024		2023		2022		2021
Adjustment	PEO ($)	Non-PEO NEOs ($)	PEO ($)	Non-PEO NEOs ($)	PEO ($)	Non-PEO NEOs ($)	PEO ($)	Non-PEO NEOs ($)	PEO ($)	Non-PEO NEOs ($)
Less Grant date value of equity awards	(109,148)	(50,732)	(129,440)	(39,648)	(124,320)	(50,937)	(122,560)	(48,003)	(68,100)	(30,267)
Year-end fair value of current year award	103,075	47,909	166,834	39,610	119,040	48,782	108,720	42,582	98,490	43,762
Year-over-year change in fair value of unvested awards	(54,209)	(17,156)	40,920	16,432	(16,660)	(6,902)	(33,900)	(14,974)	58,980	26,053
Change in value of awards vesting during the current year	(10,800)	(4,230)	2,250	1,000	(23,910)	(10,494)	(4,290)	(1,907)		(800)
Dividends paid on unvested awards	14,827	5,314	13,481	4,297	10,794	4,505	7,343	3,253	4,680	2,706
Total adjustments	(56,255)	(18,895)	94,045	21,691	(35,056)	(15,046)	(44,687)	(19,049)	94,050	41,454

Non-PEO NEO Average Total Compensation Amount	$ 350,738	394,005	337,707	380,612	372,176
Non-PEO NEO Average Compensation Actually Paid Amount	$ 331,843	415,696	322,661	361,563	413,630
Adjustment to Non-PEO NEO Compensation Footnote
(3)	The amounts disclosed reflect the amounts listed in the Compensation Actually Paid Adjustments Table presented below.

	2025		2024		2023		2022		2021
Adjustment	PEO ($)	Non-PEO NEOs ($)	PEO ($)	Non-PEO NEOs ($)	PEO ($)	Non-PEO NEOs ($)	PEO ($)	Non-PEO NEOs ($)	PEO ($)	Non-PEO NEOs ($)
Less Grant date value of equity awards	(109,148)	(50,732)	(129,440)	(39,648)	(124,320)	(50,937)	(122,560)	(48,003)	(68,100)	(30,267)
Year-end fair value of current year award	103,075	47,909	166,834	39,610	119,040	48,782	108,720	42,582	98,490	43,762
Year-over-year change in fair value of unvested awards	(54,209)	(17,156)	40,920	16,432	(16,660)	(6,902)	(33,900)	(14,974)	58,980	26,053
Change in value of awards vesting during the current year	(10,800)	(4,230)	2,250	1,000	(23,910)	(10,494)	(4,290)	(1,907)		(800)
Dividends paid on unvested awards	14,827	5,314	13,481	4,297	10,794	4,505	7,343	3,253	4,680	2,706
Total adjustments	(56,255)	(18,895)	94,045	21,691	(35,056)	(15,046)	(44,687)	(19,049)	94,050	41,454

Compensation Actually Paid vs. Total Shareholder Return
Comparison of Compensation Actually Paid (CAP) to Cumulative Total Shareholder Return (TSR)
(Value of Initial $100 Investment)

	2025 ($)	2024 ($)	Percentage change 2025-2024 (%)	2023 ($)	Percentage change 2024-2023 (%)	2022 ($)	Percentage change 2023-2022 (%)	2021 ($)	Percentage change 2022-2021 (%)
F&M TSR	126	142	(11.72)	118	20.37	125	(5.33)	146	(14.43)
CAP to PEO (in thousands)	913	1,004	(9.06)	667	50.52	709	(5.92)	812	(12.68)
Average CAP to Other NEOs (in thousands)	332	416	(20.19)	323	28.79	381	(15.22)	372	2.42

The PEO compensation actually paid increased/(decreased) (9.06%), 50.52%, (5.92%), and (12.68%) for the years 2025, 2024, 2023, and 2022, respectively, as compared to the increases/(decreases) in the TSR of the Company of (11.72%), 20.37%, (5.33%), and (14.43%) for the same periods.
The Other NEOs compensation actually paid increased/(decreased) (20.19%), 28.79%, (15.22%), and 2.42% for the years 2025, 2024, 2023, and 2022, respectively, as compared to the increases/(decreases) in the TSR of the Company of (11.72%), 20.37%, (5.33%), and (14.43%) for the same periods.

Compensation Actually Paid vs. Net Income
Comparison of Compensation Actually Paid (CAP) to Net Income

	2025 ($)	2024 ($)	Percentage change 2025-2024 (%)	2023 ($)	Percentage change 2024-2023 (%)	2022 ($)	Percentage change 2023-2022 (%)	2021 ($)	Percentage change 2022-2021 (%)
CAP to PEO (in thousands)	913	1,004	(9.06)	667	50.52	709	(5.92)	812	(12.68)
Average CAP to Other NEOs (in thousands)	332	416	(20.19)	323	28.79	381	(15.22)	372	2.42
Net Income (in millions)	33	26	28.57	23	13.60	33	(29.85)	23	38.89

The PEO compensation actually paid increased/(decreased) (9.06%), 50.52%, (5.92%), and (12.68%) for the years 2025, 2024, 2023, and 2022, respectively, as compared to the increases/(decreases) in the net income of the Company of 28.57%, 13.60%, (29.85%), and 38.89% for the same periods.
The Other NEOs compensation actually paid increased/(decreased) (20.19%), 28.79%, (15.22%), and 2.42% for the years 2025, 2024, 2023, and 2022, respectively, as compared to the increases/(decreases) in the net income of the Company of 28.57%, 13.60%, (29.85%), and 38.89% for the same periods.

Compensation Actually Paid vs. Company Selected Measure
Comparison of Compensation Actually Paid (CAP) to Return on Average Assets

	2025	2024	Percentage change 2025-2024 (%)	2023	Percentage change 2024-2023 (%)	2022	Percentage change 2023-2022 (%)	2021	Percentage change 2022-2021 (%)
CAP to PEO (in thousands)	$913	$1,004	(9.06)	$667	50.52	$709	(5.92)	$812	(12.68)
Average CAP to Other NEOs (in thousands)	$332	$416	(20.19)	$323	28.79	$381	(15.22)	$372	2.42
Return on Average Assets	0.99%	0.78%	27.00	0.71%	10.00	1.17%	(40.00)	1.05%	12.00

The PEO compensation actually paid increased/(decreased) (9.06%), 50.52%, (5.92%), and (12.68%) for the years 2025, 2024, 2023, and 2022, respectively, as compared to the increases/(decreases) in the return on average assets of the Company of 27%, 10.0%, (40%), and 12% for the same periods.
The Other NEOs compensation actually paid increased/(decreased) (20.19%), 28.79%, (15.22%), and 2.42% for the years 2025, 2024, 2023, and 2022, respectively, as compared to the increases/(decreases) in the return on average assets of the Company of 27%, 10.0%, (40%), and 12% for the same periods.

Tabular List, Table
Tabular List of Most Important Performance Measures
The following table presents the financial performance measures that the Company considers to be the most important in linking Compensation Actually Paid to our PEO and other NEOs for 2025 to Company performance. The measures in this table are not ranked.
As discussed in the Compensation Discussion and Analysis, for the annual cash bonus purposes, the metrics used are the Return on Average Assets and the Earnings per share as compared to target numbers for the year. The other metrics in the table are considered in overall performance.

Net Income
Net Interest Margin
Return on Average Assets
Return on Average Equity
Efficiency Ratio
Earnings per Share

Total Shareholder Return Amount	$ 126	142	118	125	146
Peer Group Total Shareholder Return Amount	146	137	116	120	143
Net Income (Loss)	$ 33,309,000	$ 25,938,000	$ 22,787,000	$ 32,515,000	$ 23,495,000
Company Selected Measure Amount	0.0099	0.0078	0.0071	0.0117	0.0105
PEO Name	Lars B. Eller	Lars B. Eller	Lars B. Eller	Lars B. Eller	Lars B. Eller
Measure:: 1
Pay vs Performance Disclosure
Name	Net Income
Measure:: 2
Pay vs Performance Disclosure
Name	Net Interest Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Average Assets
Measure:: 4
Pay vs Performance Disclosure
Name	Return on Average Equity
Measure:: 5
Pay vs Performance Disclosure
Name	Efficiency Ratio
Measure:: 6
Pay vs Performance Disclosure
Name	Earnings per Share
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (56,255)	$ 94,045	$ (35,056)	$ (44,687)	$ 94,050
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(109,148)	(129,440)	(124,320)	(122,560)	(68,100)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	103,075	166,834	119,040	108,720	98,490
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(54,209)	40,920	(16,660)	(33,900)	58,980
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,800)	2,250	(23,910)	(4,290)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,827	13,481	10,794	7,343	4,680
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(18,895)	21,691	(15,046)	(19,049)	41,454
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(50,732)	(39,648)	(50,937)	(48,003)	(30,267)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	47,909	39,610	48,782	42,582	43,762
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,156)	16,432	(6,902)	(14,974)	26,053
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,230)	1,000	(10,494)	(1,907)	(800)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 5,314	$ 4,297	$ 4,505	$ 3,253	$ 2,706